Employee benefits (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Salaries, accrued vacations and related charges		$ (3,006)	$ (2,665)	$ (3,064)
Variable compensation program - PPP	[1]	(547)	(469)	(439)
Profit sharing	[1]	(131)	(125)	(7)
Management fees and charges		(14)	(15)	(14)
Total		$ (3,698)	$ (3,274)	$ (3,524)

[1]	It includes reversals of provisions related to previous year.